Warrants - Changes in warrant liability - Additional information (Details)											1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Jan. 10, 2022 USD ($) shares	Dec. 21, 2021 USD ($) $ / shares shares	Nov. 19, 2021 USD ($) $ / shares shares	Nov. 13, 2020	Apr. 22, 2020 USD ($) $ / shares	Jan. 23, 2020	Aug. 18, 2017	Dec. 16, 2016 USD ($)	Nov. 09, 2016 USD ($) $ / shares shares	Sep. 30, 2016 $ / shares shares	Jan. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Y $ / shares shares	Dec. 31, 2020 USD ($) shares	Sep. 14, 2022 $ / shares shares	Sep. 11, 2022 USD ($) shares	Aug. 25, 2022 USD ($) item shares	Feb. 28, 2022 shares	Apr. 22, 2021 $ / shares	Jun. 30, 2020 shares	Dec. 31, 2016 USD ($)
Class of Warrant or Right [Line Items]
Maximum number of warrants issued to purchase common stock in future									$ 1,000,000.00			$ 1,000,000.00			$ 1,000,000.00
Percentage of discount of future issuance of preferred stock															20.00%
Vesting period				24 months		0 years		0 years			0 years				0 years
Warrants expiration period				36 months				10 years
Fair value of warrants								$ 50,000	$ 250,000		$ 2,140,000	250,000			$ 250,000		$ 250,000
Warrant liabilities												286,327			286,327		374,694	$ 287,750
Fair value adjustment of warrants												$ (11,307)	$ 54,372		$ (88,367)	$ 54,372	$ 86,944
Number of warrants exercised for issuance of shares | shares												7,325,413			7,325,413		7,752,009	6,469,046						32,092
Number of warrants cancelled | shares																			1,950,000
Proceeds from issuance of Common Stock warrants		$ 67,000													$ 667,290	$ 19,509	$ 1,129,535
Exercise price of warrants | $ / shares																			$ 1.77				$ 150
Term of warrants																			5 years 6 months
Exchange of SAFEs for warrants																		$ (125,000)
Fair value of consideration received from warrants											$ 725,000
Fair value in excess of total consideration														$ 1,400,000
Warrants strike price | $ / shares					$ 0.002						$ 1.6000
Promissory Note Allocated to Equity Warrants					$ 88,000
Numbers of shares purchased | shares												24,264,150			24,264,150		20,475,143	17,695,985
Regulation CF, D, and S Common Stock And Warrant Offering
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares | shares																	1,357,963					77,105
January 2020 Warrant Purchase Agreement | Second Century Ventures, LLC
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares | shares		2,037,560
Proceeds from issuance of Common Stock warrants	$ 3,260,000	$ 3,260,000
Exercise price of warrants | $ / shares		$ 1.6000
Numbers of shares purchased | shares		2,037,560
Securities Purchase Agreement With Armistice Capital Master Fund Ltd. | Private placement
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares | shares																				975,000
Trusted Mail
Class of Warrant or Right [Line Items]
Percentage of discount of future issuance of preferred stock							20.00%
Exchange of SAFEs for warrants											$ (125,000)
Cancellation of Shares Value Issued To Investor											$ 100,000
Investors exercised
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares | shares												14,250			14,250
Proceeds from issuance of Common Stock warrants															$ 57,000
Exercise price of warrants | $ / shares												$ 4.0000			$ 4.0000
Exercise price
Class of Warrant or Right [Line Items]
Warrants measurement input											1.60						4.00
Risk free interest rate
Class of Warrant or Right [Line Items]
Warrants measurement input											1.58
Dividend yield
Class of Warrant or Right [Line Items]
Warrants measurement input											0						0
Expected volatility
Class of Warrant or Right [Line Items]
Warrants measurement input											44
Contractual term
Class of Warrant or Right [Line Items]
Warrants measurement input											2						1
Class A Common Stock
Class of Warrant or Right [Line Items]
Maximum number of warrants issued to purchase common stock in future																				$ 1,511,250
Vesting period									0 years	0 years
Fair value of warrants																									$ 183,000
Number of warrants exercised for issuance of shares | shares		400,641							400,640	400,641	4,660,555						400,641			1,950,000
Proceeds from issuance of Common Stock warrants															$ 50,000		$ 0.17
Exercise price of warrants | $ / shares		$ 0.1664							$ 0.6240	$ 0.1664
Threshold period after which cashless exercise of warrants															6 months
Fair value of warrants price per share | $ / shares									$ 0.46
Warrants Value Credited per Annum Over Three Years Period											$ 100,000
Fair value of consideration received from warrants											$ 300,000						$ 50,000
Warrants to purchase common stock, outstanding | shares												2,622,995			2,622,995
Warrants to purchase | shares												1,419,568			1,419,568
Class A Common Stock | Second Century Ventures, LLC
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares | shares											4,660,555
Class A Common Stock | Trusted Mail
Class of Warrant or Right [Line Items]
Vesting period											0 years
Number of warrants exercised for issuance of shares | shares											932,210
Exercise price of warrants | $ / shares											$ 1.6000
Class A Common Stock | Exercise price
Class of Warrant or Right [Line Items]
Exercise price of warrants | $ / shares																	$ 4.00
CF Common stock
Class of Warrant or Right [Line Items]
Number of warrants exercised for issuance of shares | shares	1,137,975		1,250,000
Units refunded																					$ 5,000
Number of investors, units refunded | item																					2
Number of warrants cancelled | shares																					1,250
Proceeds from issuance of Common Stock warrants	$ 4,551,900		$ 5,000,000
Exercise price of warrants | $ / shares			$ 4.00
Fair Value of Warrant Liability
Class of Warrant or Right [Line Items]
Warrant liabilities												$ 36,000			$ 36,000		$ 125,000
Fair value adjustment of warrants															$ 89,000		$ 125,000	$ 38,000
Warrants measurement input											1.56